Commitments and Contingencies - Additional Information (Detail) Tonnes_Per_Day in Millions		6 Months Ended
	Feb. 08, 2019 USD ($)	Jun. 30, 2019 USD ($) MillionTonnesPerAnnum Tonnes_Per_Day
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 328,250,000
Upfront cash consideration paid to date		30,250,000
Reassessment interest and penalties		7,000,000
2016 -2018 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential loss carry back to reduce cash taxes and interest in prior years		5,000,000
2013-2015 taxation year [member]
Disclosure of contingent liabilities [line items]
Potential estimated cash taxes, interest and penalties		2,000,000
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		32,000,000
Rosemont [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	$ 230,000,000
First installment payable on permitting projet	50,000,000
Balance installment amount payable once project costs incurred exceeds specified amount	180,000,000
Project costs incurred to trigger balance installment payable	$ 98,000,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid		$ 138,000,000
Reduced stream percentage of gold		0.909%
Current stream percentage of gold		10.00%
Current stream percentage of silver		50.00%
Reduced stream percentage of silver		0.00%
Amount of non-refundable advance		$ 2,000,000
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Amount of non-refundable advance		2,000,000
Total upfront cash payment for early deposit silver streaming interest		140,000,000
Upfront cash consideration paid to date		8,000,000
Unpaid upfront cash consideration with scheduled payment dates		$ 6,000,000
Option repurchase precious metal stream, percentage		50.00%
Kutcho [member]
Disclosure of contingent liabilities [line items]
Total upfront cash payment for early deposit silver streaming interest		$ 65,000,000
Upfront cash consideration paid to date		7,000,000
Unpaid upfront cash consideration with no scheduled payment dates		58,000,000
Additional upfront consideration		$ 20,000,000
Mill throughput capacity | Tonnes_Per_Day		4,500
Additional payment condition		If processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.
Salobo [member]
Disclosure of contingent liabilities [line items]
Mill throughput capacity | MillionTonnesPerAnnum		24
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Additional payment condition		Expansion payment due If throughput is expanded beyond 28 Mtpa by January 1, 2036.
Expanded Mill throughput capacity | MillionTonnesPerAnnum		28
Estimated expansion payments		$ 113,000,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 550,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member]
Disclosure of contingent liabilities [line items]
Additional payment condition		Expansion payment due If throughput is expanded beyond40 Mtpa by January 1, 2021.
Expanded Mill throughput capacity | MillionTonnesPerAnnum		40
Estimated expansion payments		$ 953,000,000
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | Salobo Three Expansion [member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments		$ 650,000,000